Parent Company Only Financial Information (Condensed Balance Sheets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Assets:
Total assets	¥ 353,824,625	¥ 331,753,283	¥ 305,228,899
Liabilities and shareholder's equity:
Total liabilities	337,580,071	316,008,767
Total shareholders' equity	15,660,949	15,016,487
Total liabilities and equity	353,824,625	331,753,283
MUFG [Member]
Assets:
Cash and interest-earning deposits with banking subsidiaries	229,380	185,668
Investments in subsidiaries and affiliated companies	16,658,522	16,116,568
Investments in subsidiaries and affiliated companies, Banking subsidiaries	12,793,367	12,361,190
Investments in subsidiaries and affiliated companies, Non-banking subsidiaries and affiliated companies	3,865,155	3,755,378
Loans to subsidiaries	9,208,439	8,746,231
Loans to subsidiaries, Banking subsidiaries	8,690,696	8,222,278
Loans to subsidiaries, Non-banking subsidiaries	517,743	523,953
Other assets	197,231	241,441
Total assets	26,293,572	25,289,908
Liabilities and shareholder's equity:
Short-term borrowings from banking subsidiaries	1,206,694	1,255,991
Long-term debt from non-banking subsidiaries and affiliated companies	15,897	30,686
Long-term debt	9,226,046	8,758,646
Other liabilities	183,986	228,098
Total liabilities	10,632,623	10,273,421
Total shareholders' equity	15,660,949	15,016,487
Total liabilities and equity	¥ 26,293,572	¥ 25,289,908